Pioneer Securitized Income Fund
Schedule of Investments  |  April 30, 2023

A: SIFFX	Y: SYFFX

Schedule of Investments  |  4/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.8%
	Asset Backed Securities — 46.5% of Net Assets
250,000(a)	AIG CLO LLC, Series 2020-1A, Class ER, 11.56% (3 Month USD LIBOR + 630 bps), 4/15/34 (144A)	$ 231,110
120,000	AMSR Trust, Series 2022-SFR3, Class E2, 4.00%, 10/17/39 (144A)	103,548
550,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	463,858
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	375,618
200,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	208,235
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	314,109
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	233,637
281,574	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	235,087
259,900	Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26 (144A)	257,652
226,928	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	221,217
600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	564,944
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	184,436
400,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	381,230
74,253	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	70,473
250,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%, 7/17/28	240,142
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	204,151
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	454,556
600,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/27 (144A)	592,716
175,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	178,944
400,000(a)	GRACIE POINT INTERNATIONAL FUNDING, Series 2022-1A, Class E, 10.371% (SOFR30A + 575 bps), 4/1/24 (144A)	398,666
1Pioneer Securitized Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	$ 150,574
300,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 12.739% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	230,782
600,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	555,353
182,182	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	180,889
250,000(a)	Madison Park Funding XLV, Ltd., Series 2020-45A, Class ER, 11.61% (3 Month USD LIBOR + 635 bps), 7/15/34 (144A)	220,245
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	214,223
250,000(a)	Ocean Trails CLO IX, Series 2020-9A, Class ER, 12.71% (3 Month USD LIBOR + 745 bps), 10/15/34 (144A)	214,578
270,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	272,350
135,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	137,192
373,078	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	356,983
361,520	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	361,218
100,000	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	100,618
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	361,884
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	165,812
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	79,677
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	603,139
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	586,477
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	469,992
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	481,742
350,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	343,498
150,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27 (144A)	148,011
Pioneer Securitized Income Fund |  | 4/30/232

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
330,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	$ 333,425
175,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	177,714
	Total Asset Backed Securities (Cost $13,498,344)	$12,660,705

	Collateralized Mortgage Obligations—28.3% of Net Assets
206,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 8.665% (SOFR30A + 385 bps), 9/25/31 (144A)	$ 191,516
594,926(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	558,120
200,000(b)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	160,025
240,000(a)(c)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.315% (SOFR30A + 250 bps), 4/25/43 (144A)	240,600
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 9.065% (SOFR30A + 425 bps), 4/25/34 (144A)	286,135
87,245(b)	FARM 21-1 Mortgage Trust, Series 2021-1, Class B, 3.238%, 7/25/51 (144A)	59,458
6,381,277(b)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.207%, 6/1/51 (144A)	63,210
150,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B2, 14.37% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	174,228
220,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2, 14.42% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	244,587
500,000(a)	Freddie Mac STACR Trust, Series 2018-HQA2, Class B2, 16.02% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	582,134
434,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.17% (1 Month USD LIBOR + 815 bps), 7/25/49 (144A)	448,945
500,000(a)	Freddie Mac STACR Trust, Series 2019-FTR2, Class B1, 8.02% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	475,714
400,000(a)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2, 9.645% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	335,484
430,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 6.899% (SOFR30A + 210 bps), 4/25/43 (144A)	431,069
200,000(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/60 (144A)	168,509
3Pioneer Securitized Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
300,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 12.02% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	$ 306,249
500,000(a)	Home Re, Ltd., Series 2021-2, Class B1, 8.965% (SOFR30A + 415 bps), 1/25/34 (144A)	469,514
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 13.815% (SOFR30A + 900 bps), 10/25/34 (144A)	178,985
4,221,712(b)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.228%, 7/25/51 (144A)	42,944
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.298%, 9/25/56 (144A)	125,154
8,309,574(b)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.122%, 12/25/51 (144A)	51,342
7,098,333(b)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.123%, 12/25/51 (144A)	42,376
150,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 9.215% (SOFR30A + 440 bps), 4/25/34 (144A)	136,569
500,000(a)	Radnor Re, Ltd., Series 2020-1, Class B1, 8.02% (1 Month USD LIBOR + 300 bps), 1/25/30 (144A)	463,776
450,000(b)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	50,063
500,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.22% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	523,632
500,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.52% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	549,323
150,000(a)	Triangle Re, Ltd., Series 2021-3, Class B1, 9.765% (SOFR30A + 495 bps), 2/25/34 (144A)	138,341
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 8.565% (SOFR30A + 375 bps), 2/25/34 (144A)	191,449
	Total Collateralized Mortgage Obligations (Cost $8,365,480)	$7,689,451

	Commercial Mortgage-Backed Securities—11.3% of Net Assets
500,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	$ 436,493
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.31% (SOFR30A + 775 bps), 1/25/51 (144A)	231,181
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 11.665% (SOFR30A + 685 bps), 11/25/51 (144A)	207,290
Pioneer Securitized Income Fund |  | 4/30/234

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.815% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 219,279
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.504% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	233,838
500,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.77% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	470,031
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.544%, 8/15/36 (144A)	364,558
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 8.469% (1 Month Term SOFR + 358 bps), 7/15/36 (144A)	400,189
260,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class AS, 6.22% (1 Month USD LIBOR + 120 bps), 7/25/36 (144A)	249,202
353,796(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	268,308
	Total Commercial Mortgage-Backed Securities (Cost $3,394,283)	$3,080,369

	Corporate Bonds — 0.5% of Net Assets
	Airlines — 0.5%
81,108	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 83,895
53,430	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	51,797
	Total Airlines	$135,692

	Total Corporate Bonds (Cost $134,538)	$135,692

	U.S. Government and Agency Obligations — 17.2% of Net Assets
800,000	Federal National Mortgage Association, 4.500%, 5/1/53 (TBA)	$ 782,031
500,000	Federal National Mortgage Association, 5.500%, 5/1/53 (TBA)	504,101
1,000,000	Federal National Mortgage Association, 6.000%, 5/15/53 (TBA)	1,018,750
700,000(e)	U.S. Treasury Bills, 5/30/23	697,681
5Pioneer Securitized Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,500,000(e)	U.S. Treasury Bills, 6/6/23	$ 1,492,920
175,000(e)	U.S. Treasury Bills, 6/22/23	173,780
	Total U.S. Government and Agency Obligations (Cost $4,683,811)	$4,669,263

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.8% (Cost $30,076,456)	$28,235,480
	OTHER ASSETS AND LIABILITIES — (3.8)%	$(1,025,399)
	net assets — 100.0%	$27,210,081

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2023, the value of these securities amounted to $23,070,127, or 84.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2023.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2023.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Pioneer Securitized Income Fund |  | 4/30/236

Schedule of Investments  |  4/30/23
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
45	U.S. 10 Year Note (CBT)	6/21/23	$5,035,311	$5,184,141	$148,830
TOTAL FUTURES CONTRACTS			$5,035,311	$5,184,141	$148,830
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$12,660,705	$—	$12,660,705
Collateralized Mortgage Obligations	—	7,689,451	—	7,689,451
Commercial Mortgage-Backed Securities	—	3,080,369	—	3,080,369
Corporate Bonds	—	135,692	—	135,692
U.S. Government and Agency Obligations	—	4,669,263	—	4,669,263
Total Investments in Securities	$—	$28,235,480	$—	$28,235,480
Other Financial Instruments
Net unrealized appreciation on futures contracts	$148,830	$—	$—	$148,830
Total Other Financial Instruments	$148,830	$—	$—	$148,830
During the period ended April 30, 2023, there were no transfers in or out of Level 3.
7Pioneer Securitized Income Fund |  | 4/30/23